Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2019			December 31, 2018
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	23.0	(29.3)	(6.3)	15.6	(28.0)	(12.4)
Intangible assets	0.4	(357.0)	(356.6)	0.3	(354.4)	(354.1)
Employee benefits	40.2	(0.4)	39.8	30.0	(0.4)	29.6
Tax value of loss carry forwards	20.7	—	20.7	19.1	—	19.1
Derivative financial instruments	3.2	(0.3)	2.9	—	(2.5)	(2.5)
Other	8.9	(11.2)	(2.3)	3.7	(6.8)	(3.1)
Tax assets/(liabilities)	96.4	(398.2)	(301.8)	68.7	(392.1)	(323.4)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2019	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2019
	€m	€m	€m	€m	€m
Property, plant and equipment	(12.4)	6.3	—	(0.2)	(6.3)
Intangible assets	(354.1)	(2.5)	—	—	(356.6)
Employee benefits	29.6	3.5	6.7	—	39.8
Tax value of loss carry forwards	19.1	1.6	—	—	20.7
Derivative financial instruments	(2.5)	—	5.6	(0.2)	2.9
Other	(3.1)	0.8	—	—	(2.3)
Total deferred tax	(323.4)	9.7	12.3	(0.4)	(301.8)